Quarterly Report
September 30, 2023
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	1,570	$492,870
KBR, Inc.	11,038	650,580
		$1,143,450
Apparel Manufacturers – 4.0%
Canada Goose Holdings, Inc. (a)(l)	30,729	$450,487
PVH Corp.	6,630	507,261
Skechers USA, Inc., “A” (a)	11,733	574,330
Under Amour, Inc., “C” (a)	45,096	287,713
		$1,819,791
Automotive – 2.5%
LKQ Corp.	11,900	$589,169
Methode Electronics, Inc.	8,960	204,736
Visteon Corp. (a)	2,540	350,698
		$1,144,603
Business Services – 3.0%
Endava PLC, ADR (a)	5,305	$304,242
HireRight Holdings Corp. (a)	19,479	185,245
TaskUs, Inc., “A” (a)	14,866	154,309
Thoughtworks Holding, Inc. (a)	49,289	201,099
TriNet Group, Inc. (a)	2,114	246,239
WNS (Holdings) Ltd., ADR (a)	3,688	252,480
		$1,343,614
Chemicals – 2.3%
Avient Corp.	12,829	$453,120
Element Solutions, Inc.	29,532	579,123
		$1,032,243
Computer Software – 2.1%
ACI Worldwide, Inc. (a)	21,354	$481,746
Dun & Bradstreet Holdings, Inc.	45,633	455,874
		$937,620
Computer Software - Systems – 1.1%
Softchoice Corp. (l)	21,824	$240,534
Verint Systems, Inc. (a)	11,259	258,844
		$499,378
Construction – 0.9%
Toll Brothers, Inc.	5,160	$381,634
Consumer Products – 3.2%
Helen of Troy Ltd. (a)	3,624	$422,414
Newell Brands, Inc.	43,210	390,186
Prestige Consumer Healthcare, Inc. (a)	10,832	619,482
		$1,432,082
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	3,526	$412,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.2%
Ardagh Metal Packaging S.A. (l)	59,922	$187,556
Graphic Packaging Holding Co.	12,689	282,711
Silgan Holdings, Inc.	12,641	544,953
		$1,015,220
Electrical Equipment – 3.4%
Berry Global, Inc.	8,527	$527,907
nVent Electric PLC	8,370	443,526
TriMas Corp.	15,737	389,648
Vertiv Holdings Co.	4,977	185,144
		$1,546,225
Electronics – 1.7%
Cohu, Inc. (a)	10,039	$345,743
Plexus Corp. (a)	4,687	435,797
		$781,540
Energy - Independent – 4.5%
CNX Resources Corp. (a)	27,392	$618,512
Matador Resources Co.	6,009	357,415
Permian Resources Corp.	38,298	534,640
Viper Energy Partners LP	19,583	545,974
		$2,056,541
Food & Beverages – 1.4%
Nomad Foods Ltd. (a)	42,592	$648,250
Gaming & Lodging – 1.2%
International Game Technology PLC	18,187	$551,430
Insurance – 3.8%
Assurant, Inc.	3,093	$444,093
CNO Financial Group, Inc.	19,769	469,118
Hanover Insurance Group, Inc.	3,617	401,415
Selective Insurance Group, Inc.	3,821	394,213
		$1,708,839
Leisure & Toys – 3.0%
Brunswick Corp.	5,026	$397,054
Funko, Inc., “A” (a)	13,798	105,555
Hasbro, Inc.	6,133	405,637
Hayward Holdings, Inc. (a)	30,674	432,503
		$1,340,749
Machinery & Tools – 4.9%
ESAB Corp.	7,703	$540,905
Flowserve Corp.	14,137	562,228
ITT, Inc.	3,457	338,475
Regal Rexnord Corp.	2,893	413,352
Timken Co.	5,003	367,670
		$2,222,630
Medical & Health Technology & Services – 1.7%
Fortrea Holdings, Inc. (a)	6,346	$181,432
ICON PLC (a)	2,353	579,426
		$760,858

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.9%
Agiliti Health, Inc. (a)	12,398	$80,463
Envista Holdings Corp. (a)	12,228	340,917
Maravai Lifesciences Holdings, Inc., “A” (a)	16,065	160,650
Masimo Corp. (a)	2,362	207,100
Quidel Corp. (a)	4,995	364,835
Sotera Health Co. (a)	11,130	166,727
		$1,320,692
Metals & Mining – 0.4%
Kaiser Aluminum Corp.	2,281	$171,668
Natural Gas - Distribution – 1.9%
New Jersey Resources Corp.	9,098	$369,652
ONE Gas, Inc.	7,337	500,970
		$870,622
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	34,454	$555,398
Oil Services – 4.7%
ChampionX Corp.	16,299	$580,570
Expro Group Holdings N.V. (a)	22,127	514,010
Helmerich & Payne	12,549	529,066
TechnipFMC PLC	25,843	525,647
		$2,149,293
Other Banks & Diversified Financials – 18.0%
Air Lease Corp.	15,960	$628,984
Banc of California, Inc.	5,479	67,830
Bank of Hawaii Corp. (l)	5,435	270,065
Brookline Bancorp, Inc.	37,515	341,762
Cathay General Bancorp, Inc.	16,081	558,975
Columbia Banking System, Inc.	25,239	512,352
East West Bancorp, Inc.	9,356	493,155
Element Fleet Management Corp.	26,772	384,161
First Hawaiian, Inc.	18,367	331,524
First Interstate BancSystem, Inc.	17,574	438,295
Glacier Bancorp, Inc.	10,985	313,072
Hanmi Financial Corp.	10,430	169,279
Herc Holdings, Inc.	2,404	285,932
Pacific Premier Bancorp, Inc.	22,976	499,958
Prosperity Bancshares, Inc.	8,783	479,376
Sandy Spring Bancorp, Inc.	9,173	196,577
SLM Corp.	28,538	388,687
Texas Capital Bancshares, Inc. (a)	6,213	365,946
Textainer Group Holdings Ltd.	9,375	349,219
UMB Financial Corp.	3,316	205,758
United Community Bank, Inc.	16,222	412,201
Wintrust Financial Corp.	3,224	243,412
Zions Bancorporation NA	6,957	242,730
		$8,179,250
Pharmaceuticals – 0.5%
Organon & Co.	12,683	$220,177
Real Estate – 7.8%
Brixmor Property Group, Inc., REIT	16,769	$348,460
Broadstone Net Lease, Inc., REIT	36,799	526,226
Cushman & Wakefield PLC (a)	29,666	226,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Douglas Emmett, Inc., REIT	8,745	$111,586
Empire State Realty Trust, REIT, “A”	56,987	458,175
LXP Industrial Trust, REIT	44,289	394,172
National Storage Affiliates Trust, REIT	13,497	428,395
Phillips Edison & Co., REIT	22,125	742,072
Two Harbors Investment Corp., REIT	23,936	316,913
		$3,552,054
Restaurants – 0.6%
Jack in the Box, Inc.	3,831	$264,569
Specialty Chemicals – 3.0%
Ashland, Inc.	4,100	$334,888
Axalta Coating Systems Ltd. (a)	15,993	430,212
Chemours Co.	10,279	288,326
Quaker Chemical Corp.	1,921	307,360
		$1,360,786
Specialty Stores – 1.1%
Monro Muffler Brake, Inc.	7,861	$218,300
Zumiez, Inc. (a)	15,202	270,596
		$488,896
Trucking – 3.1%
RXO, Inc. (a)	21,096	$416,224
Schneider National, Inc.	17,635	488,313
XPO Logistics, Inc. (a)	6,888	514,258
		$1,418,795
Utilities - Electric Power – 3.3%
Black Hills Corp.	9,686	$490,015
NorthWestern Corp.	8,104	389,478
Portland General Electric Co.	15,041	608,860
		$1,488,353
Total Common Stocks		$44,819,369
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.4% (v)	492,776	$492,875
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35% (j)	87,535	$87,535

Other Assets, Less Liabilities – (0.1)%		(53,328)
Net Assets – 100.0%		$45,346,451
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $492,875 and $44,906,904, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$44,819,369	$—	$—	$44,819,369
Mutual Funds	580,410	—	—	580,410
Total	$45,399,779	$—	$—	$45,399,779
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$512,710	$13,723,557	$13,742,962	$(398)	$(32)	$492,875
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$34,147	$—